UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/28/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Asset-Backed Securities—14.0%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/14[1]	$	1,460,000	$	1,470,281
Ally Master Owner Trust, Asset-Backed Nts., Series 2012-2, Cl. A, 0.703%, 3/15/16[2]		3,355,000		3,357,558
American Credit Acceptance Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. A, 1.89%, 7/15/16[1]		2,494,912		2,504,912
American Credit Acceptance Receivables Trust 2012-3, Automobile Receivable Nts.: Series 2012-3, Cl. A, 1.64%, 11/15/16[1]		1,037,168		1,037,391
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]		610,000		609,908
AmeriCredit Automobile Receivables Trust 2010-1, Automobile Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17		1,995,000		2,122,260
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-Backed Nts.: Series 2010-2, Cl. C, 4.52%, 10/8/15		2,800,000		2,873,296
Series 2010-2, Cl. D, 6.24%, 6/8/16		1,670,000		1,785,679
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17		720,000		762,150
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.: Series 2011-2, Cl. B, 2.33%, 3/8/16		2,817,000		2,854,653
Series 2011-2, Cl. D, 4%, 5/8/17		3,440,000		3,639,575
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 9/8/17		3,995,000		4,225,519
AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables-Backed Nts., Series 2011-5, Cl. D, 5.05%, 12/8/17		2,760,000		3,002,890
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18		5,525,000		6,020,338
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18		4,505,000		4,718,870
AmeriCredit Automobile Receivables Trust 2012-5, Automobile Receivables-Backed Nts.: Series 2012-5, Cl. C, 1.69%, 11/8/18		1,640,000		1,655,034
Series 2012-5, Cl. D, 2.35%, 12/10/18		2,445,000		2,482,646
AmeriCredit Automobile Receivables Trust 2013-1, Automobile Receivables-Backed Nts.: Series 2013-1, Cl. C, 1.57%, 1/8/19		2,745,000		2,753,956
Series 2013-1, Cl. D, 2.09%, 2/8/19		1,945,000		1,948,272
Avis Budget Rental Car Funding AESOP LLC, Automobile Receivable Nts.: Series 2010-3A, Cl. A, 4.64%, 5/20/16[1]		1,760,000		1,890,698
Series 2011-2A, Cl. A, 2.37%, 11/20/14[1]		2,975,000		3,039,498
Series 2011-3A, Cl. B, 4.74%, 11/20/17[1]		1,315,000		1,428,136
Series 2012-1A, Cl. A, 2.054%, 8/20/16[1]		5,870,000		6,005,612

1	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Capital Auto Receivables Asset Trust 2013-1, Automobile Receivables Nts., Series 2013-1, Cl. D, 2.19%, 9/20/21	$	1,265,000	$	1,264,696
CarMax Auto Owner Trust 2013-1, Automobile Receivables Nts., Series 2013-1, Cl. D, 1.99%, 8/15/19		955,000		957,672
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]		376,695		397,446
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15		460,000		463,872
CPS Auto Trust, Automobile Receivable Nts.: Series 2012-B, Cl. A, 2.52%, 9/16/19[1]		3,005,911		3,016,570
Series 2012-C, Cl. A, 1.82%, 12/16/19[1]		1,032,395		1,037,640
Credit Acceptance Auto Loan Trust, Automobile Receivable Nts.: Series 2012-1A, Cl. A, 2.20%, 9/16/19[1]		1,675,000		1,698,356
Series 2012-2A, Cl. A, 1.52%, 3/16/20[1]		1,025,000		1,031,974
Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]		510,000		515,199
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16		2,440,000		2,477,547
DT Auto Owner Trust 2010-1A, Automobile Receivable Nts., Series 2010-1A, Cl. D, 5.92%, 9/15/16[1]		1,617,807		1,626,603
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/17/15[1]		1,571,925		1,577,965
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 2/16/16[1]		660,034		661,597
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/17[1]		2,775,000		2,820,231
DT Auto Owner Trust 2012-1A, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.05%, 1/15/15[1]		731,310		732,074
DT Auto Owner Trust 2012-2, Automobile Receivable Nts.: Series 2012-2, Cl. C, 2.72%, 4/17/17[1]		665,000		674,027
Series 2012-2, Cl. D, 4.35%, 3/15/19[1]		860,000		890,295
Enterprise Fleet Financing LLC, Automobile Receivable Nts., Series 2012-2, Cl. A2, 0.72%, 4/20/18[1]		415,000		415,173
Exeter Automobile Receivables Trust, Automobile Receivable Nts.: Series 2012-1A, Cl. A, 2.02%, 8/15/16[1]		1,113,767		1,119,923
Series 2012-2A, Cl. A, 1.30%, 6/15/17[1]		1,272,875		1,276,565
Series 2012-2A, Cl. B, 2.22%, 12/15/17[1]		1,415,000		1,433,391
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]		235,000		238,439
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15		102,711		102,772
First Investors Auto Owner Trust 2012-1A, Automobile Receivables Nts., Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]		1,055,000		1,131,811
Ford Credit Auto Owner Trust 2013-A, Automobile Receivables Nts., Series 2013-A, Cl. D, 1.86%, 8/15/19		1,845,000		1,852,391
Ford Credit Floorplan Master Owner Trust A, Automobile Receivable Nts., Series 2012-2, Cl. C, 2.86%, 1/15/19		2,585,000		2,715,373
Ford Credit Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2012-1, Cl. C, 1.703%, 1/15/16[2]		1,625,000		1,635,867

2	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[1]	$	2,900,000	$	2,942,597
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.553%, 3/15/16[2]		2,900,000		2,915,543
Prestige Auto Receivables Trust, Automobile Receivable Nts., Series 2011-1A, Cl. D., 5.18%, 7/16/18		935,000		983,455
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17		2,950,000		3,045,179
Santander Drive Auto Receivables Trust 2010-B, Automobile Receivables Nts., Series 2010-B, Cl. C, 3.02%, 10/17/16[1]		3,070,000		3,118,337
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17		2,880,000		3,011,079
Santander Drive Auto Receivables Trust 2011-4, Automobile Receivables Nts., Series 2011-4, Cl. B, 2.90%, 5/16/16		1,895,000		1,940,072
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]		1,049,698		1,053,706
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[3]		1,200,964		1,210,332
Santander Drive Auto Receivables Trust 2012-2, Automobile Receivables Nts.: Series 2012-2, Cl. C, 3.20%, 2/15/18		350,000		364,114
Series 2012-2, Cl. D, 3.87%, 2/15/18		3,550,000		3,740,310
Santander Drive Auto Receivables Trust 2012-4, Automobile Receivables Nts.: Series 2012-4, Cl. A3, 1.04%, 8/15/16		6,260,000		6,299,648
Series 2012-4, Cl. B, 1.83%, 3/15/17		1,040,000		1,056,257
Series 2012-4, Cl. D, 3.50%, 6/15/18		4,530,000		4,757,537
Santander Drive Auto Receivables Trust 2012-5, Automobile Receivables Nts.: Series 2012-5, Cl. C, 2.70%, 8/15/18		770,000		804,197
Series 2012-5, Cl. D, 3.30%, 9/17/18		5,425,000		5,611,870
Santander Drive Auto Receivables Trust 2012-6, Automobile Receivables Nts., Series 2012-6, Cl. D, 2.52%, 9/17/18		5,750,000		5,845,674
Santander Drive Auto Receivables Trust 2012-AA, Automobile Receivables Nts., Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]		990,000		1,007,084
Santander Drive Auto Receivables Trust 2013-1, Automobile Receivables Nts.: Series 2013-1, Cl. C, 1.76%, 1/15/19		3,180,000		3,205,105
Series 2013-1, Cl. D, 2.80%, 1/15/19		1,605,000		1,606,650
Santander Drive Auto Receivables Trust 2013-2, Automobile Receivables Nts., Series 2013-2, Cl. D, 2.70%, 3/15/19		2,135,000		2,136,385
SNAAC Auto Receivables Trust, Automobile Receivable Nts.: Series 2012-1A, Cl. A, 1.78%, 6/15/16[1]		1,160,712		1,167,540
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]		1,105,000		1,143,311
United Auto Credit Securitization Trust 2012-1, Automobile Receivables Nts.: Series 2012-1, Cl. A2, 1.10%, 3/16/15		1,045,000		1,045,366
Series 2012-1, Cl. B, 1.87%, 9/15/15		1,775,000		1,775,890
Series 2012-1, Cl. C, 2.52%, 3/15/16		1,280,000		1,280,582
Series 2012-1, Cl. D, 3.12%, 3/15/18		895,000		895,527

3	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Westlake Automobile Receivables Trust 2012-1, Automobile Receivable Nts., Series 2012-1, Cl. D, 1.03%, 3/15/16[1]	$	1,045,000	$	1,047,111
Wheels SPV LLC, Asset-Backed Nts., Series 2012-1, Cl. A2, 1.19%, 3/20/21[1]		1,557,403		1,566,480
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2012-B, Cl. A, 1.76%, 5/17/21		1,240,000		1,263,107

Total Asset-Backed Securities (Cost $161,893,492)				163,794,646
Mortgage-Backed Obligations—56.0%
Government Agency—43.2%
FHLMC/FNMA/FHLB/Sponsored—42.9%
Federal Home Loan Mortgage Corp.: 3.50%, 4/1/43[4]		9,275,000		9,763,025
5.50%, 9/1/39		5,141,933		5,632,727
6%, 5/15/18-11/1/37		1,203,073		1,317,053
6.50%, 4/1/18-4/1/34		1,359,139		1,504,318
7%, 7/15/21-10/1/37		6,398,289		7,600,173
8%, 4/1/16		91,894		97,253
9%, 4/14/17-5/1/25		40,555		45,615
12.50%, 5/15/14		17		17
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Series 151, Cl. F, 9%, 5/15/21		10,650		12,204
Series 1590, Cl. IA, 1.30%, 10/15/23[2]		1,691,014		1,731,317
Series 2034, Cl. Z, 6.50%, 2/15/28		12,924		14,804
Series 2043, Cl. ZP, 6.50%, 4/15/28		1,762,660		2,030,254
Series 2046, Cl. G, 6.50%, 4/15/28		991,463		1,135,904
Series 2053, Cl. Z, 6.50%, 4/15/28		13,345		15,290
Series 2063, Cl. PG, 6.50%, 6/15/28		839,047		961,495
Series 2145, Cl. MZ, 6.50%, 4/15/29		322,696		367,610
Series 2148, Cl. ZA, 6%, 4/15/29		496,861		563,575
Series 2195, Cl. LH, 6.50%, 10/15/29		791,384		908,536
Series 2326, Cl. ZP, 6.50%, 6/15/31		220,410		254,122
Series 2341, Cl. FP, 1.103%, 7/15/31[2]		368,975		377,317
Series 2399, Cl. PG, 6%, 1/15/17		228,015		242,947
Series 2423, Cl. MC, 7%, 3/15/32		1,236,905		1,457,052
Series 2453, Cl. BD, 6%, 5/15/17		227,078		243,121
Series 2461, Cl. PZ, 6.50%, 6/1/32		1,886,260		2,175,812
Series 2463, Cl. F, 1.203%, 6/15/32[2]		1,910,369		1,960,133
Series 2500, Cl. FD, 0.703%, 3/15/32[2]		131,877		133,250
Series 2526, Cl. FE, 0.603%, 6/15/29[2]		169,221		170,288
Series 2551, Cl. FD, 0.603%, 1/15/33[2]		352,908		355,317
Series 2676, Cl. KY, 5%, 9/15/23		2,539,001		2,808,463
Series 3025, Cl. SJ, 24.005%, 8/15/35[2]		367,085		540,816
Series 3822, Cl. JA, 5%, 6/1/40		2,573,552		2,699,356
Series 3848, Cl. WL, 4%, 4/1/40		2,802,781		2,986,604
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: Series 183, Cl. IO, 17.632%, 4/1/27[5]		729,440		110,077
Series 192, Cl. IO, 11.03%, 2/1/28[5]		82,638		19,704
Series 206, Cl. IO, 16.159%, 12/1/29[5]		131,097		24,298

4	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2129, Cl. S, 17.333%, 2/15/29[5]	$	947,831	$	209,231
Series 2130, Cl. SC, 55.081%, 3/15/29[5]		276,502		66,867
Series 2134, Cl. SB, 60.653%, 3/15/29[5]		267,691		50,490
Series 2422, Cl. SJ, 50.503%, 1/15/32[5]		999,215		229,934
Series 243, Cl. 6, 0%, 12/15/32[5,6]		643,048		146,719
Series 2493, Cl. S, 65.008%, 9/15/29[5]		72,036		14,679
Series 2601, Cl. GS, 2.481%, 11/15/17[5]		438,322		14,815
Series 2796, Cl. SD, 64.308%, 7/15/26[5]		432,503		84,358
Series 2802, Cl. AS, 41.958%, 4/15/33[5]		316,690		11,811
Series 2920, Cl. S, 63.242%, 1/15/35[5]		1,715,870		311,853
Series 2922, Cl. SE, 11.402%, 2/15/35[5]		1,379,120		256,461
Series 3005, Cl. WI, 6.992%, 7/15/35[5]		2,073,308		113,492
Series 3201, Cl. SG, 9.876%, 8/15/36[5]		3,947,308		571,027
Series 3450, Cl. BI, 16.399%, 5/15/38[5]		7,768,212		1,135,158
Series 3606, Cl. SN, 9.33%, 12/15/39[5]		2,146,943		349,670
Series 3662, Cl. SM, 28.579%, 10/15/32[5]		6,894,934		896,332
Series 3736, Cl. SN, 10.674%, 10/15/40[5]		15,249,196		2,464,319
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.602%, 6/1/26[7]		98,644		88,955
Federal National Mortgage Assn.: 2.50%, 4/1/28[4]		140,600,000		145,894,476
3.50%, 4/1/28[4]		8,405,000		8,911,927
4%, 4/1/43[4]		45,745,000		48,782,756
4.50%, 4/1/28-4/1/43[4]		60,290,000		64,962,489
5%, 4/1/43[4]		970,000		1,050,935
5.50%, 12/25/18-5/1/36		4,018,256		4,424,871
6%, 5/25/20		336,660		356,802
6.50%, 6/1/17-11/1/31		7,904,802		8,935,351
7%, 9/25/14-4/1/34		3,687,219		4,310,528
7.50%, 1/1/33-8/1/33		4,360,775		5,278,050
8.50%, 7/1/32		16,772		19,803
Federal National Mortgage Assn., 15 yr., 3%, 4/1/28[4]		11,365,000		11,952,340
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/43[4]		65,495,000		69,179,094
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Trust 1993-104, Cl. ZB, 6.50%, 7/25/23		302,401		337,855
Trust 1993-87, Cl. Z, 6.50%, 6/25/23		237,834		271,050
Trust 1996-35, Cl. Z, 7%, 7/25/26		79,057		91,819
Trust 1998-58, Cl. PC, 6.50%, 10/25/28		487,138		558,439
Trust 1998-61, Cl. PL, 6%, 11/25/28		604,117		685,054
Trust 1999-54, Cl. LH, 6.50%, 11/25/29		884,645		1,012,879
Trust 1999-60, Cl. PG, 7.50%, 12/25/29		3,803,020		4,472,401
Trust 2001-51, Cl. OD, 6.50%, 10/25/31		975,514		1,124,905
Trust 2002-10, Cl. FB, 0.704%, 3/25/17[2]		74,786		75,332
Trust 2002-16, Cl. PG, 6%, 4/25/17		417,684		447,501
Trust 2002-2, Cl. UC, 6%, 2/25/17		260,575		277,666
Trust 2002-56, Cl. FN, 1.204%, 7/25/32[2]		537,982		552,005
Trust 2003-130, Cl. CS, 13.692%, 12/25/33[2]		2,919,474		3,569,417

5	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2003-21, Cl. FK, 0.604%, 3/25/33[2]	$	159,171	$	160,261
Trust 2003-28, Cl. KG, 5.50%, 4/25/23		1,295,508		1,432,798
Trust 2004-101, Cl. BG, 5%, 1/25/20		1,076,408		1,146,082
Trust 2005-104, Cl. MC, 5.50%, 12/25/25		4,276,651		4,740,503
Trust 2005-109, Cl. AH, 5.50%, 12/25/25		10,000,000		11,305,700
Trust 2005-31, Cl. PB, 5.50%, 4/25/35		2,480,000		3,046,493
Trust 2005-71, Cl. DB, 4.50%, 8/25/25		1,001,765		1,099,348
Trust 2006-50, Cl. SK, 23.451%, 6/25/36[2]		996,626		1,468,885
Trust 2007-109, Cl. NF, 0.754%, 12/25/37[2]		2,847,196		2,883,815
Trust 2009-36, Cl. FA, 1.144%, 6/25/37[2]		2,229,744		2,259,653
Trust 2009-37, Cl. HA, 4%, 4/1/19		2,616,117		2,775,658
Trust 2009-70, Cl. PA, 5%, 8/1/35		755,979		761,483
Trust 2011-15, Cl. DA, 4%, 3/1/41		1,069,527		1,142,944
Trust 2011-3, Cl. KA, 5%, 4/1/40		2,871,848		3,163,749
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Trust 2001-15, Cl. SA, 50.022%, 3/17/31[5]		396,739		79,749
Trust 2001-61, Cl. SE, 28.851%, 11/18/31[5]		448,418		85,495
Trust 2001-65, Cl. S, 26.824%, 11/25/31[5]		982,954		226,852
Trust 2001-81, Cl. S, 22.56%, 1/25/32[5]		137,080		29,059
Trust 2002-12, Cl. SB, 36.401%, 7/25/31[5]		218,975		41,428
Trust 2002-2, Cl. SW, 42%, 2/25/32[5]		268,350		50,060
Trust 2002-38, Cl. SO, 51.119%, 4/25/32[5]		131,907		27,636
Trust 2002-41, Cl. S, 63.848%, 7/25/32[5]		1,332,983		289,381
Trust 2002-47, Cl. NS, 34.237%, 4/25/32[5]		430,703		97,536
Trust 2002-5, Cl. SD, 57.815%, 2/25/32[5]		240,131		46,179
Trust 2002-51, Cl. S, 34.423%, 8/25/32[5]		395,468		85,771
Trust 2002-52, Cl. SD, 40.749%, 9/25/32[5]		525,679		109,241
Trust 2002-60, Cl. SM, 21.944%, 8/25/32[5]		1,461,875		261,459
Trust 2002-60, Cl. SY, 0%, 4/25/32[5,6]		1,285,007		37,584
Trust 2002-64, Cl. SD, 16.19%, 4/25/27[5]		539,865		112,670
Trust 2002-7, Cl. SK, 25.396%, 1/25/32[5]		846,550		152,149
Trust 2002-75, Cl. SA, 25.893%, 11/25/32[5]		785,643		149,002
Trust 2002-77, Cl. BS, 20.593%, 12/18/32[5]		1,570,695		283,162
Trust 2002-77, Cl. IS, 44.665%, 12/18/32[5]		224,731		54,736
Trust 2002-77, Cl. SA, 17.994%, 12/18/32[5]		1,390,512		254,661
Trust 2002-77, Cl. SH, 36.91%, 12/18/32[5]		215,408		43,000
Trust 2002-84, Cl. SA, 34.05%, 12/25/32[5]		214,795		40,695
Trust 2002-89, Cl. S, 53.989%, 1/25/33[5]		1,922,488		467,165
Trust 2002-9, Cl. MS, 27.532%, 3/25/32[5]		12,226		2,560
Trust 2002-90, Cl. SN, 26.618%, 8/25/32[5]		1,330,113		237,807
Trust 2002-90, Cl. SY, 34.861%, 9/25/32[5]		682,819		138,279
Trust 2003-14, Cl. OI, 16.459%, 3/25/33[5]		3,068,123		468,223
Trust 2003-26, Cl. IK, 11.178%, 4/25/33[5]		1,081,016		205,276
Trust 2003-33, Cl. SP, 22.955%, 5/25/33[5]		1,303,395		197,410
Trust 2003-4, Cl. S, 27.714%, 2/25/33[5]		417,005		79,895
Trust 2003-52, Cl. NS, 42.831%, 6/25/23[5]		6,151,235		870,582

6	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2003-89, Cl. XS, 0%, 11/25/32[5,6]	$	94,309	$	294
Trust 2004-54, Cl. DS, 45.76%, 11/25/30[5]		106,635		20,647
Trust 2004-56, Cl. SE, 11.333%, 10/25/33[5]		1,748,432		315,507
Trust 2005-12, Cl. SC, 14.389%, 3/25/35[5]		693,315		133,355
Trust 2005-40, Cl. SA, 54.854%, 5/25/35[5]		989,695		184,207
Trust 2005-6, Cl. SE, 69.714%, 2/25/35[5]		1,471,094		280,096
Trust 2005-71, Cl. SA, 59.657%, 8/25/25[5]		1,633,168		253,482
Trust 2005-93, Cl. SI, 12.232%, 10/25/35[5]		1,525,020		248,711
Trust 2006-53, Cl. US, 9.64%, 6/25/36[5]		122,365		16,308
Trust 2007-75, Cl. BI, 8.156%, 8/25/37[5]		8,527,308		1,768,382
Trust 2008-46, Cl. EI, 17.054%, 6/25/38[5]		7,851,565		1,164,264
Trust 2008-55, Cl. SA, 8.633%, 7/25/38[5]		2,734,130		400,695
Trust 2009-8, Cl. BS, 22.646%, 2/25/24[5]		3,689,748		351,358
Trust 222, Cl. 2, 27.532%, 6/1/23[5]		717,978		129,105
Trust 247, Cl. 2, 47.92%, 10/1/23[5]		74,771		14,733
Trust 252, Cl. 2, 43.321%, 11/1/23[5]		733,499		140,387
Trust 254, Cl. 2, 36.839%, 1/1/24[5]		1,318,202		248,216
Trust 2682, Cl. TQ, 99.999%, 10/15/33[5]		1,853,949		382,520
Trust 2981, Cl. BS, 99.999%, 5/15/35[5]		3,279,762		604,026
Trust 301, Cl. 2, 2.021%, 4/1/29[5]		374,306		88,022
Trust 303, Cl. IO, 10.134%, 11/1/29[5]		63,074		11,051
Trust 319, Cl. 2, 2.265%, 2/1/32[5]		294,569		70,407
Trust 320, Cl. 2, 11.682%, 4/1/32[5]		4,871,337		787,825
Trust 321, Cl. 2, 5.399%, 4/1/32[5]		884,070		209,455
Trust 324, Cl. 2, 0.244%, 7/1/32[5]		408,903		93,323
Trust 331, Cl. 9, 2.873%, 2/1/33[5]		2,875,759		673,870
Trust 334, Cl. 14, 5.74%, 2/1/33[5]		2,556,973		565,407
Trust 334, Cl. 15, 7.164%, 2/1/33[5]		1,888,282		426,427
Trust 334, Cl. 17, 13.78%, 2/1/33[5]		98,937		20,290
Trust 339, Cl. 12, 19.288%, 6/1/33[5]		2,463,698		461,418
Trust 339, Cl. 7, 66.729%, 8/1/33[5]		2,533,138		379,222
Trust 343, Cl. 13, 0%, 9/1/33[5,6]		2,494,797		370,673
Trust 343, Cl. 18, 4.173%, 5/1/34[5]		1,656,589		241,076
Trust 345, Cl. 9, 99.999%, 1/1/34[5]		1,133,856		161,487
Trust 351, Cl. 10, 9.632%, 4/1/34[5]		1,027,660		151,938
Trust 351, Cl. 8, 33.496%, 4/1/34[5]		1,676,474		247,019
Trust 356, Cl. 10, 74.115%, 6/1/35[5]		1,274,906		182,144
Trust 356, Cl. 12, 84.023%, 2/1/35[5]		625,822		88,955
Trust 362, Cl. 13, 38.996%, 8/1/35[5]		1,577,011		260,936
Trust 364, Cl. 16, 82.295%, 9/1/35[5]		2,142,589		287,274
Trust 365, Cl. 16, 71.117%, 3/1/36[5]		1,673,965		238,128
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.104%, 9/25/23[7]		229,873		215,743

				500,312,220

7	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
GNMA/Guaranteed—0.3%
Government National Mortgage Assn.: 1.75%, 8/8/25-7/1/27[2]	$	11,974	$	12,589
8.50%, 8/1/17-12/15/17		58,591		62,581
10.50%, 12/29/17		5,699		5,845
11%, 10/1/19		7,395		7,864
12%, 5/29/14		9		9
Government National Mortgage Assn. , Interest-Only Stripped Mtg.-Backed Security: Series 2001-21, Cl. SB, 79.812%, 1/16/27[5]		564,117		113,982
Series 2002-15, Cl. SM, 69.388%, 2/16/32[5]		615,073		134,406
Series 2002-41, Cl. GS, 50.245%, 6/16/32[5]		426,609		94,943
Series 2002-76, Cl. SY, 79.734%, 12/16/26[5]		314,661		70,153
Series 2004-11, Cl. SM, 73.88%, 1/17/30[5]		125,373		33,289
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Series 2007-17, Cl. AI, 22.895%, 4/16/37[5]		3,268,615		680,051
Series 2011-52, Cl. HS, 13.38%, 4/16/41[5]		9,827,240		2,517,040

				3,732,752
Non-Agency—12.8%
Commercial—7.6%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.24%, 4/14/29[5]		1,894,506		100,524
Banc of America Commercial Mortgage Trust 2006-6, Commercial Mtg. Pass-Through Certificates, Series 2006-6, Cl. AM, 5.39%, 10/1/45		2,820,000		3,089,015
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.353%, 6/1/47[2]		2,206,097		1,968,014
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.893%, 6/1/50[2]		2,880,000		3,342,804
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 7.032%, 6/15/24[3,5]		962,617		44,944
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[1]		621,069		631,373
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37		861,452		720,065
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.053%, 12/1/49[2]		2,940,000		3,411,378
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49		212,344		215,077
Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates: Series 2012-CR4, Cl. D, 4.579%, 10/1/45[1,2]		320,000		304,615
Series 2012-CR5, Cl. E, 4.335%, 12/1/45[2]		510,000		473,680

8	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Commercial Continued
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-C6, Cl. AJ, 5.23%, 12/1/40	$	2,750,000	$	2,957,642
CSMC Mortgage-Backed Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. 1A4, 6%, 7/1/36		2,076,917		1,614,949
CSMC Mortgage-Backed Trust 2006-C1, Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.404%, 2/1/39[2]		1,890,000		2,063,371
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.557%, 11/1/46[1,2]		490,000		522,397
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: Series 2010-C1, Cl. XPA, 5.011%, 7/1/46[1,5]		25,446,561		1,373,822
Series 2012-CR5, Cl. XA, 3.847%, 12/1/45[5]		17,497,114		2,128,078
EverBank Mortgage Loan Trust, Commercial Mtg. Pass-Through Certificates, Series 2013-1, Cl. A1, 2.25%, 4/1/43		1,110,000		1,109,778
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35		1,791,629		1,829,886
First Horizon Alternative Mortgage Securities Trust 2005-FA8, Mtg. Pass-Through Certificates, Series 2005-FA8, Cl. 1A6, 0.854%, 11/25/35[2]		2,259,645		1,715,909
First Horizon Alternative Mortgage Securities Trust 2005-FA9, Mtg. Pass-Through Certificates, Series 2005-FA9, Cl. A4A, 5.50%, 12/1/35		92,566		86,403
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/1/37		1,921,261		1,538,091
First Horizon Alternative Mortgage Securities Trust 2007-FA4, Mtg. Pass-Through Certificates, Series 2007-FA4, Cl. 1A6, 6.25%, 8/1/37[2]		2,479,792		2,179,292
FREMF Mortgage Trust 2013-K25, Commerical Mtg. Pass-Through Certificates, Series 2013-K25, Cl. C, 3.617%, 11/1/45[2]		605,000		566,100
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44		1,276,726		1,302,571
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg. Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38		2,739,112		3,034,187
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35		1,608,284		1,589,636
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 4.895%, 11/1/35[2]		3,321,401		2,820,174
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates: Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49		3,980,000		4,100,073
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[3]		123,939		126,857
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[1]		1,833,184		1,861,606
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37		2,814,652		2,638,715

9	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Commercial Continued
JPMorgan, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2009-5, Cl. 1A2, 2.614%, 7/1/36[1,2]	$	2,804,860	$	2,049,225
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 92.422%, 2/18/30[5]		930,369		19,562
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[3]		67,053		59,069
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43		2,800,000		3,179,973
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, Commerical Mtg. Pass-Through Certificates, Series 2012-C6, Cl. E, 4.665%, 11/1/45[1,2]		950,000		905,436
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, Commerical Mtg. Pass-Through Certificates, Series 2013-C7, Cl. D, 4.31%, 2/1/46		1,150,000		1,061,165
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, Commerical Mtg. Pass-Through Certificates, Series 2013-C8, Cl. D, 4.173%, 12/1/48		830,000		754,697
Morgan Stanley Capital I Trust 2007-IQ13, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ13, Cl. AM, 5.406%, 3/1/44		2,830,000		3,157,268
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.889%, 6/1/49[2]		3,115,000		3,453,681
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.404%, 11/1/36[2,3]		2,393,337		1,214,323
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 99.999%, 5/18/32[5]		17,061,241		10,305
Structured Adjustable Rate Mortgage Loan Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. 6A, 5.312%, 5/1/36[2]		1,545,393		1,338,720
Structured Adjustable Rate Mortgage Loan Trust 2007-6, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 4.716%, 7/1/37[2]		3,218,880		2,635,286
UBS-Barclays Commercial Mortgage Trust 2012-C2, Commerical Mtg. Pass-Through Certificates, Series 2012-C2, Cl. E, 4.893%, 5/1/63[1,2]		460,000		444,800
Wachovia Bank Commercial Mortgage Trust 2003-C5, Commercial Mtg. Pass-Through Certificates, Series 2003-C5, Cl. A2, 3.989%, 6/1/35		321,302		321,855
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. AM, 5.603%, 10/1/48[2]		2,970,000		3,339,134
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.527%, 12/1/35[2]		1,777,323		1,684,414

10	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Commercial Continued
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A6, 2.617%, 9/1/35[2]	$	304,820	$	287,658
Wells Fargo Mortgage-Backed Securities 2007-16 Trust, Mtg. Pass-Through Certificates, Series 2007-16, Cl. 1A1, 6%, 12/4/37		2,959,228		3,181,754
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.698%, 4/1/37[2]		892,027		863,846
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 5.992%, 11/1/37[2]		2,153,762		1,956,518
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 12.113%, 3/1/44[5]		28,114,776		2,233,831
WFRBS Commercial Mortgage Trust 2012-C10, Commercial Mtg. Pass-Through Certificates, Series 2012-C10, Cl. D, 4.462%, 12/1/45[1,2]		480,000		444,854
WFRBS Commercial Mortgage Trust 2012-C7, Commercial Mtg. Pass-Through Certificates, Series 2012-C7, Cl. E, 4.85%, 6/1/45[1,2]		840,000		814,937
WFRBS Commercial Mortgage Trust 2012-C8, Commercial Mtg. Pass-Through Certificates, Series 2012-C8, Cl. D, 4.88%, 8/1/45[1,2]		935,000		909,498
WFRBS Commercial Mortgage Trust 2013-C11, Commercial Mtg. Pass-Through Certificates, Series 2013-C11, Cl. D, 4.186%, 3/1/45[1,2]		481,000		439,741

				88,222,576
Multifamily—1.2%
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37		3,225,373		2,976,265
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.547%, 6/1/36[2]		2,018,289		1,901,289
Countrywide Alternative Loan Trust 2005-86CB, Mtg. Pass-Through Certificates, Series 2005-86CB, Cl. A8, 5.50%, 2/1/36		431,282		392,528
Countrywide Alternative Loan Trust 2005-J14, Mtg. Pass-Through Certificates, Series 2005-J14, Cl. A7, 5.50%, 12/1/35		1,391,385		1,175,717
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36		849,044		701,971
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 4.924%, 5/1/37[2]		472,847		462,348
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.641%, 3/1/36[2]		3,846,663		3,848,890
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.767%, 3/25/36[2]		2,259,151		2,229,169

				13,688,177

11	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Other—0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 15.251%, 10/23/17[5]	$	140	$	5
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 0.939%, 10/23/17[7]		207		205

				210
Residential—4.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates: Series 2007-1, Cl. 1A3, 6%, 1/1/37		1,712,386		1,525,377
Series 2007-4, Cl. AM, 5.821%, 2/1/51[2]		3,075,000		3,538,236
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.449%, 5/1/36[2]		846,755		840,781
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37		2,410,947		2,408,866
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.314%, 7/25/36[2]		1,231,574		1,194,533
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.764%, 2/25/33[2]		432,438		408,395
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35		1,547,903		1,523,688
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35		1,635,652		1,547,868
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36		5,540,752		5,116,519
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36		1,083,319		1,027,653
CHL Mortgage Pass-Through Trust 2007-15, Mtg. Pass-Through Certificates, Series 2007-15, Cl. 1A29, 6.25%, 9/1/37		102,203		97,861
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35		3,242,908		2,944,900
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35		2,156,554		1,718,424
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37		3,567,840		2,953,642
Countrywide Home Loans, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2, 5.194%, 5/1/36[2]		1,953,023		1,827,289
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37		1,225,706		1,079,467
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.324%, 6/25/47[2]		856,846		848,207
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36		1,189,083		1,171,437
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36		2,779,919		2,669,881
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.701%, 12/25/34[2]		973,453		977,180
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,8]		1,750,658		119,920

12	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Residential Continued
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/1/33	$	229,747	$	236,608
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/1/36		276,959		210,323
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37		1,433,361		1,093,026
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36		596,777		548,075
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35		683,812		684,524
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.114%, 5/1/37[2]		1,774,898		1,720,825
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 4.725%, 6/25/37[2]		858,408		745,860
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.547%, 1/1/37[2]		1,132,194		1,014,642
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37		2,529,943		2,420,769
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35		1,049,000		1,112,225
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.649%, 10/1/36[2]		1,846,948		1,807,739

				47,134,740

Total Mortgage-Backed Obligations (Cost $633,413,331)				653,090,675
U.S. Government Obligations—4.0%
Federal Home Loan Mortgage Corp. Nts.: 0.875%, 3/7/18		4,727,000		4,725,620
1.25%, 10/2/19		2,585,000		2,573,171
2.375%, 1/13/22		5,830,000		6,084,235
5.25%, 4/18/16		2,650,000		3,037,483
Federal National Mortgage Assn. Nts., 0.875%, 2/8/18		3,484,000		3,479,537
U.S. Treasury Bonds, 7.50%, 11/15/16[9]		7,700,000		9,635,826
U.S. Treasury Nts., 5.125%, 5/15/16		14,830,000		17,004,686

Total U.S. Government Obligations (Cost $44,552,348)				46,540,558
Corporate Bonds and Notes—42.4%
Consumer Discretionary—6.0%
Auto Components—0.3%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21		2,745,000		3,019,500
Automobiles—0.9%
Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31		1,581,000		2,457,655

13	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Automobiles Continued
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	$	6,499,000	$	7,451,370

				9,909,025
Diversified Consumer Services—0.2%
Service Corp International, 4.50% Sr. Unsec. Unsub. Nts., 11/15/20		2,880,000		2,908,800
Hotels, Restaurants & Leisure—0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]		5,163,000		5,611,856
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19		1,788,000		2,263,778

				7,875,634
Household Durables—0.5%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22		3,078,000		3,312,698
Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18[1]		2,990,000		2,997,475

				6,310,173
Media—1.9%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22		1,751,000		2,659,787
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42		1,073,000		1,098,276
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42		873,000		848,166
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21		3,022,000		3,373,308
Interpublic Group of Cos., Inc. (The): 6.25% Sr. Unsec. Nts., 11/15/14		2,269,000		2,439,175
10% Sr. Unsec. Nts., 7/15/17		2,881,000		3,097,075
Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23		3,115,000		3,130,575
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41		1,048,000		1,261,510
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42		881,000		805,355
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33		1,542,000		2,140,273
Time Warner, Inc., 9.15% Debs., 2/1/23		400,000		583,398
WPP Finance 2010, 5.125% Sr. Unsec. Unsub. Nts., 9/7/42		880,000		870,859

				22,307,757
Multiline Retail—0.7%
Dollar General Corp., 4.125% Nts., 7/15/17		3,080,000		3,322,550
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14		4,350,000		4,615,576

				7,938,126
Specialty Retail—0.3%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21		2,994,000		3,398,190
Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20		2,874,000		3,143,438
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22		2,925,000		2,903,063

				6,046,501
Consumer Staples—2.2%
Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39		1,587,000		2,565,174
Coca-Cola HBC Finance BV, 5.125% Sr. Unsec. Unsub. Nts., 9/17/13		3,180,000		3,234,734
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14		824,000		877,496

14	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Beverages Continued
Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[1]	$	2,875,000	$	3,052,112
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42		1,324,000		1,468,982

				11,198,498
Food & Staples Retailing—0.2%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40		1,394,000		1,366,693
Safeway, Inc., 5.625% Sr. Unsec. Unsub. Nts., 8/15/14		1,131,000		1,199,082

				2,565,775
Food Products—0.6%
Bunge Ltd. Finance Corp.: 5.35% Sr. Unsec. Unsub. Nts., 4/15/14		2,811,000		2,935,755
8.50% Sr. Unsec. Nts., 6/15/19		1,956,000		2,525,738
ConAgra Foods, Inc., 4.65% Sr. Unsec. Unsub. Nts., 1/25/43		1,408,000		1,409,269

				6,870,762
Personal Products—0.2%
Avon Products, Inc., 4.60% Sr. Unsec. Nts., 3/15/20		2,481,000		2,583,011
Tobacco—0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39		1,495,000		2,527,417
Energy—5.9%
Energy Equipment & Services—1.0%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21		3,357,000		3,756,681
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14		2,633,000		2,793,787
Rowan Cos., Inc., 4.875% Sr. Unsec. Nts., 6/1/22		2,249,000		2,450,704
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20		1,949,000		2,106,616

				11,107,788
Oil, Gas & Consumable Fuels—4.9%
Anadarko Petroleum Corp.: 6.20% Sr. Unsec. Nts., 3/15/40		1,155,000		1,407,239
7.625% Sr. Unsec. Nts., 3/15/14		2,092,000		2,225,578
Canadian Oil Sands Ltd.: 5.80% Sr. Unsec. Nts., 8/15/13[1]		2,907,000		2,962,593
6% Sr. Unsec. Nts., 4/1/42[1]		1,361,000		1,558,096
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22		2,650,000		2,855,375
Copano Energy LLC/Copano Energy Finance Corp., 7.125% Sr. Unsec. Unsub. Nts., 4/1/21		3,120,000		3,619,200
DCP Midstream Operating LP: 2.50% Sr. Unsec. Unsub. Nts., 12/1/17		2,750,000		2,796,104
3.875% Sr. Unsec. Nts., 3/15/23		1,425,000		1,436,704
El Paso Pipeline Partners Operating Co. LLC, 4.70% Sr. Unsec. Nts., 11/1/42		2,106,000		2,013,496
Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14		2,264,000		2,430,320
EnCana Holdings Finance Corp., 5.80% Sr. Unsec. Unsub. Nts., 5/1/14		1,463,000		1,539,363
Energy Transfer Partners LP: 4.65% Sr. Unsec. Unsub. Nts., 6/1/21		2,402,000		2,620,575
5.20% Sr. Unsec. Unsub. Nts., 2/1/22		884,000		994,870
8.50% Sr. Unsec. Nts., 4/15/14		2,216,000		2,385,912
NuStar Logistics LP, 4.75% Sr. Unsec. Unsub. Nts., 2/1/22		3,112,000		3,029,750

15	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Oil, Gas & Consumable Fuels Continued
Phillips 66, 4.30% Sr. Unsec. Unsub. Nts., 4/1/22[1]	$	2,141,000	$	2,356,327
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21		2,789,000		3,005,148
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]		2,768,000		2,951,380
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]		3,097,000		3,135,713
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22		1,556,000		1,648,668
Talisman Energy, Inc.: 5.125% Sr. Unsec. Unsub. Nts., 5/15/15		2,167,000		2,327,620
6.25% Sr. Unsec. Unsub. Nts., 2/1/38		801,000		909,395
Williams Cos, Inc. (The), 3.70% Unsec. Unsub. Nts., 1/15/23		1,458,000		1,451,381
Woodside Finance Ltd.: 4.60% Sr. Unsec. Nts., 5/10/21[1]		2,232,000		2,491,385
5% Sr. Unsec. Nts., 11/15/13[1]		2,979,000		3,054,494

				57,206,686
Financials—13.9%
Capital Markets—3.7%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]		3,819,000		4,588,765
Carlyle Holdings Finance LLC, 3.875% Unsec. Nts., 2/1/23[1]		2,441,000		2,507,224
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34		2,839,000		2,970,372
Goldman Sachs Group, Inc. (The): 5.25% Sr. Unsec. Nts., 7/27/21		2,592,000		2,943,750
6.25% Sr. Nts., 2/1/41		2,816,000		3,363,704
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]		4,420,000		4,949,671
Morgan Stanley: 3.75% Sr. Unsec. Nts., 2/25/23		2,932,000		2,971,919
4.875% Sub. Nts., 11/1/22		2,483,000		2,639,134
6.375% Sr. Unsec. Nts., 7/24/42		3,119,000		3,767,016
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16		5,428,000		5,419,711
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24		2,772,000		3,168,210
UBS AG (Stamford CT), 2.25% Sr. Unsec. Nts., 8/12/13		714,000		717,882
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[10]		3,313,000		3,441,379

				43,448,737
Commercial Banks—3.4%
Amsouth Bank NA (Birmingham AL), 5.20% Unsec. Sub. Nts., 4/1/15		2,723,000		2,902,903
CIT Group, Inc., 5.50% Sr. Unsec. Nts., 2/15/19[1]		998,000		1,100,295
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37		5,277,000		5,309,981
HBOS plc, 6.75% Unsec. Sub. Nts., 5/21/18[1]		2,686,000		3,000,144
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]		7,750,000		7,846,875
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]		2,530,000		2,842,855
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13		1,818,000		1,820,294
RBS Citizens Financial Group, Inc., 4.15% Sub. Nts., 9/28/22[1]		2,326,000		2,394,996
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[10]		3,000,000		2,700,000

16	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Commercial Banks Continued
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K10	$	3,421,000	$	3,953,393
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17		5,293,000		5,660,837

				39,532,573
Consumer Finance—0.8%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13		2,690,000		2,694,194
Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22		3,485,000		3,593,986
SLM Corp., 5.50% Sr. Unsec. Nts., 1/25/23		2,659,000		2,645,793

				8,933,973
Diversified Financial Services—2.3%
Citigroup, Inc.: 3.375% Sr. Unsec. Unsub. Nts., 3/1/23		2,151,000		2,174,465
4.05% Unsec. Unsub. Nts., 7/30/22		1,346,000		1,394,118
5.95% Jr. Sub. Perpetual Bonds[10]		2,880,000		2,991,600
ING US, Inc., 5.50% Sr. Unsec. Nts., 7/15/22[1]		1,737,000		1,926,616
Jefferies Group, Inc., 5.125% Sr. Unsec. Nts., 1/20/23		1,495,000		1,587,032
JPMorgan Chase & Co., 7.90% Jr. Sub. Perpetual Bonds, Series 1[10]		9,819,000		11,297,604
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38		4,191,000		5,611,485

				26,982,920
Insurance—2.1%
Assurant, Inc., 2.50% Sr. Unsec. Nts., 3/15/18		1,458,000		1,449,931
CNA Financial Corp.: 5.75% Sr. Unsec. Unsub. Nts., 8/15/21		2,298,000		2,720,425
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20		1,534,000		1,809,608
Gulf South Pipeline Co. LP, 5.05% Sr. Unsec. Nts., 2/1/15[1]		2,825,000		3,019,883
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67		5,258,000		5,310,580
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14		667,000		705,246
Prudential Financial, Inc.: 5.20% Unsec. Sub. Nts., 3/15/44		1,994,000		2,012,468
5.625% Unsec. Sub. Nts., 6/15/43		2,360,000		2,454,400
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,10]		4,962,000		5,277,087

				24,759,628
Real Estate Investment Trusts (REITs)—1.6%
American Tower Corp.: 5.05% Sr. Unsec. Unsub. Nts., 9/1/20		1,185,000		1,318,260
7% Sr. Unsec. Nts., 10/15/17		2,465,000		2,935,263
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20[3,4]		1,080,000		1,102,275
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13		3,074,000		3,093,750
Hospitality Properties Trust, 5.125% Sr. Unsec. Nts., 2/15/15		2,830,000		2,961,473
Host Hotels & Resorts, Inc., 3.75% Sr. Unsec. Nts., 10/15/23		1,981,000		1,993,698
National Retail Properties, Inc., 6.25% Sr. Unsec. Unsub. Nts., 6/15/14		2,147,000		2,272,527
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14[1]		2,683,000		2,883,557

				18,560,803
Health Care—1.7%
Biotechnology—0.8%
Amgen, Inc., 3.625% Sr. Unsec. Unsub. Nts., 5/15/22		3,031,000		3,244,595

17	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Biotechnology Continued
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	$	3,363,000	$	3,410,499
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41		1,585,000		1,934,130

				8,589,224
Health Care Equipment & Supplies—0.1%
Medtronic, Inc., 4% Sr. Unsec. Unsub. Nts., 4/1/43		1,081,000		1,058,036
Health Care Providers & Services—0.6%
Cardinal Health, Inc.: 1.70% Sr. Unsec. Nts., 3/15/18		970,000		968,614
3.20% Sr. Unsec. Nts., 3/15/23		1,455,000		1,451,866
Express Scripts Holding Co., 6.25% Sr. Unsec. Nts., 6/15/14		2,795,000		2,976,133
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41		1,440,000		1,865,337

				7,261,950
Pharmaceuticals—0.2%
Zoetis, Inc.: 1.875% Sr. Unsec. Nts., 2/1/18[1]		987,000		994,963
4.70% Sr. Unsec. Nts., 2/1/43[1]		1,482,000		1,521,593

				2,516,556
Industrials—3.7%
Aerospace & Defense—0.5%
BE Aerospace, Inc., 5.25% Sr. Unsec. Unsub. Nts., 4/1/22		2,166,000		2,244,518
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21		2,933,000		3,204,303

				5,448,821
Building Products—0.2%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22		2,192,000		2,247,791
Commercial Services & Supplies—0.3%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20		3,175,000		3,294,063
Industrial Conglomerates—0.8%
General Electric Capital Corp.: 6.375% Unsec. Sub. Bonds, 11/15/67		6,149,000		6,533,313
7.125% Jr. Sub. Perpetual Bonds[10]		2,600,000		3,031,519

				9,564,832
Machinery—0.8%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16		3,214,000		3,567,540
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22		2,240,000		2,331,645
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[1]		2,616,000		2,923,380

				8,822,565
Professional Services—0.3%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20		2,833,000		3,080,888
Road & Rail—0.6%
Kansas City Southern de Mexico SA de CV, 6.625% Sr. Unsec. Unsub. Nts., 12/15/20		2,757,000		3,142,980
Penske Truck Leasing Co. LP/PTL Finance Corp.: 2.50% Sr. Nts., 7/11/14[1]		2,909,000		2,955,800
4.25% Sr. Unsec. Nts., 1/17/23[1]		1,512,000		1,527,016

				7,625,796

18	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Trading Companies & Distributors—0.2%
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	$	2,660,000	$	2,887,967
Information Technology—1.6%
Computers & Peripherals—0.6%
Hewlett-Packard Co.: 2.65% Sr. Unsec. Unsub. Nts., 6/1/16		5,375,000		5,487,069
4.75% Sr. Unsec. Nts., 6/2/14		1,425,000		1,488,856

				6,975,925
Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., 4.75% Sr. Unsec. Unsub. Nts., 11/15/14		848,000		898,706
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21		3,515,000		3,762,329
Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22		3,275,000		3,405,316

				8,066,351
Office Electronics—0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13		2,655,000		2,669,730
Semiconductors & Semiconductor Equipment—0.1%
Maxim Integrated Products, Inc., 3.375% Sr. Unsec. Nts., 3/15/23		1,392,000		1,405,823
Materials—3.1%
Chemicals—0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41		521,000		587,703
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42		668,000		697,547
RPM International, Inc., 3.45% Sr. Unsec. Nts., 11/15/22		1,502,000		1,492,826
Sherwin-Williams Co. (The), 4% Sr. Unsec. Unsub. Nts., 12/15/42		1,547,000		1,522,053

				4,300,129
Containers & Packaging—1.0%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21		2,937,000		3,223,358
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22		2,240,000		2,316,158
Rock Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20		2,837,000		2,906,166
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[1]		2,552,000		2,934,800

				11,380,482
Metals & Mining—1.6%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21		1,722,000		1,929,286
Carpenter Technology Corp., 4.45% Sr. Unsec. Nts., 3/1/23		951,000		979,242
Cliffs Natural Resources, Inc., 3.95% Sr. Unsec. Unsub. Nts., 1/15/18		2,613,000		2,627,505
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22		2,166,000		2,158,575
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19		4,948,000		5,628,731
Xstrata Canada Corp.: 5.375% Sr. Unsec. Unsub. Nts., 6/1/15		2,070,000		2,237,086
6% Sr. Unsec. Unsub. Nts., 10/15/15		2,552,000		2,831,620
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[1]		52,000		59,258

				18,451,303

19	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Principal Amount		Value
Paper & Forest Products—0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	$	1,333,000	$	1,559,071
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.7%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38		3,567,000		4,299,715
British Telecommunications plc, 9.625% Bonds, 12/15/30		1,896,000		2,949,736
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20		2,918,000		2,989,488
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20		2,863,000		3,256,663
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38		2,509,000		2,627,508
Telefonica Emisiones SAU, 7.045% Sr. Unsub. Unsec. Nts., 6/20/36		1,850,000		1,997,795
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38		1,465,000		1,777,829

				19,898,734
Wireless Telecommunication Services—0.6%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42		1,654,000		1,535,369
CC Holdings GS V LLC, 3.849% Sr. Sec. Nts., 4/15/23[1]		1,573,000		1,589,202
MetroPCS Wireless, Inc., 6.25% Sr. Unsec. Nts., 4/1/21[1]		2,930,000		2,992,263
Vodafone Group plc, 4.375% Sr. Unsec. Unsub. Nts., 2/19/43		765,000		734,281

				6,851,115
Utilities—2.0%
Electric Utilities—1.6%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17		4,312,000		4,704,767
Electricite de France SA, 5.25% Jr. Sub. Perpetual Bonds[1,2,10]		2,372,000		2,362,531
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22		1,500,000		1,582,335
FirstEnergy Corp., 4.25% Sr. Unsec. Unsub. Nts., 3/15/23		1,765,000		1,789,987
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13		2,763,000		2,780,189
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Nts., 12/1/22		2,180,000		2,202,184
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[1]		2,845,000		3,259,443

				18,681,436
Energy Traders—0.2%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13		2,889,000		2,987,648
Multi-Utilities—0.2%
CMS Energy Corp.: 4.70% Sr. Unsec. Nts., 3/31/43		999,000		1,004,748
5.05% Sr. Unsec. Unsub. Nts., 3/15/22		1,051,000		1,215,838

				2,220,586

Total Corporate Bonds and Notes (Cost $467,881,281)				493,839,099

		Shares
Investment Company—14.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[11,12] (Cost $163,072,233)		163,072,233		163,072,233

20	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

		Value
Total Investments, at Value (Cost $1,470,812,685)	130.4%	$1,520,337,211
Liabilities in Excess of Other Assets	(30.4)	(354,576,720)

Net Assets	100.0%	$1,165,760,491

Footnotes to Statement of Investments

*March 28, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $150,759,252 or 12.93% of the Fund’s net assets as of March 28, 2013.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 28, 2013 was $4,931,426, which represents 0.42% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 7.032%, 6/15/24	4/21/97	$176,452	$44,944	$(131,508)
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	3/21/13	1,080,000	1,102,275	22,275
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	122,390	126,857	4,467
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl.A, 2.514%, 7/1/24	1/28/02	65,678	59,069	(6,609)
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.404%, 11/1/36	10/24/12	1,156,914	1,214,323	57,409
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	1,703,335	119,920	(1,583,415)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-2/9/12	1,050,654	1,053,706	3,052
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17	5/19/11-1/19/12	1,198,396	1,210,332	11,936

		$6,553,819	$4,931,426	$(1,622,393)

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 28, 2013. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $34,533,572 or 2.96% of the Fund’s net assets as of March 28, 2013.

6. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

21	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $304,903 or 0.03% of the Fund’s net assets as of March 28, 2013.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

9. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,033,661. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2012	Additions	Reductions	March 28, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	225,847,537	99,175,680	161,950,984	163,072,233

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$163,072,233	$56,600

12. Rate shown is the 7-day yield as of March 28, 2013.

Futures Contracts as of March 28, 2013 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bonds	Sell	82	6/19/13	$11,846,438	$(46,405)
U.S. Treasury Nts., 2 yr.	Sell	431	6/28/13	95,015,297	(20,205)
U.S. Treasury Nts., 5 yr.	Sell	618	6/28/13	76,665,797	(267,318)
U.S. Treasury Nts., 10 yr.	Sell	281	6/19/13	37,087,609	(82,139)
U.S. Treasury Ultra Bonds	Buy	329	6/19/13	51,848,344	398,372

					$(17,695)

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

22	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

As of March 28, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$556,232,618
Sold securities	194,818,607

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 28, 2013 is as follows:

Cost	$1,703,335
Market Value	$119,920
Market Value as a % of Net Assets	0.01%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

23	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

24	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$163,794,646	$—	$163,794,646
Mortgage-Backed Obligations	—	652,911,686	178,989	653,090,675
U.S. Government Obligations	—	46,540,558	—	46,540,558
Corporate Bonds and Notes	—	493,839,099	—	493,839,099
Investment Company	163,072,233	—	—	163,072,233
Total Investments, at Value	163,072,233	1,357,085,989	178,989	1,520,337,211
Other Financial Instruments:
Futures margins	106,475	—	—	106,475
Total Assets	$163,178,708	$1,357,085,989	$178,989	$1,520,443,686

Liabilities Table
Other Financial Instruments:
Futures margins	$(202,146)	$—	$—	$(202,146)
Total Liabilities	$(202,146)	$—	$—	$(202,146)

25	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

26	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 28, 2013, the Fund had an ending monthly average market value of $52,205,617 and $275,131,412 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Restricted Securities

As of March 28, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

27	Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$	1,471,271,491
Federal tax cost of other investments		(168,749,102)

Total federal tax cost	$	1,302,522,389

Gross unrealized appreciation	$	56,597,657
Gross unrealized depreciation		(7,549,632)

Net unrealized appreciation	$	49,048,025

28	Oppenheimer Core Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2013